Components of Income Tax Provision (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Income Tax Provision (Benefit) [Abstract]
Federal									$ 971	$ 1,338	$ 108
State									4	3	4
Total current income tax provision (benefit)									975	1,341	112
Deferred Income Tax Provision (Benefit) [Abstract]
Federal									(1,073)	(1,100)	891
Total deferred income tax provision (benefit)									(1,073)	(1,100)	891
Total income tax provision (benefit)	$ 424	$ (755)	$ 87	$ 146	$ 210	$ (316)	$ 153	$ 194	$ (98)	$ 241	$ 1,003